Friess Small Cap Growth Fund
Schedule of Investments (Unaudited)
September 30, 2020

Shares		Cost	Value
COMMON STOCKS - 97.1%
COMMUNICATION SERVICES
	Integrated Telecommunication Services - 0.6%
14,392	Ooma, Inc. *	$199,427	$187,816
	Interactive Media & Services - 2.6%
20,199	EverQuote, Inc., Class A *	690,420	780,489
	Movies & Entertainment - 2.3%
24,275	Warner Music Group Corp., Class A	703,407	697,663
Total Communication Services		1,593,254	1,665,968

CONSUMER DISCRETIONARY
	Apparel Retail - 2.1%
29,933	Genesco, Inc. *	661,416	644,757
	Automotive Retail - 2.0%
12,917	Penske Automotive Group, Inc.	611,161	615,624
	Consumer Electronics - 1.6%
33,094	Sonos, Inc. *	263,422	502,367
	Education Services - 2.1%
9,068	Chegg, Inc. *	331,862	647,818
	Footwear - 2.7%
19,449	Crocs, Inc. *	676,638	831,056
	Home Improvement Retail - 3.0%
56,665	GrowGeneration Corp. *	317,324	905,507
	Homebuilding - 2.6%
18,983	Century Communities, Inc. *	733,484	803,550
	Hotels, Resorts & Cruise Lines - 2.4%
60,845	Extended Stay America, Inc.	519,534	727,098
	Household Appliances - 0.2%
2,672	Hamilton Beach Brands Holding Co., Class A	55,632	51,970
	Internet & Direct Marketing Retail - 1.9%
81,550	Magnite, Inc. *	565,055	566,365
	Leisure Products - 3.9%
31,460	MasterCraft Boat Holdings, Inc. *	655,799	550,235
14,485	YETI Holdings, Inc. *	620,702	656,460
	Specialty Stores - 2.2%
26,786	MarineMax, Inc. *	378,642	687,597
Total Consumer Discretionary		6,390,671	8,190,404

HEALTH CARE
	Biotechnology - 5.9%
20,903	CareDx, Inc. *	565,340	793,060
33,449	Coherus BioSciences, Inc. *	718,621	613,454
34,644	DermTech, Inc. *	524,683	413,996
	Health Care Distributors - 2.4%
33,182	AdaptHealth Corp. *	580,098	723,700
	Health Care Equipment - 9.9%
20,721	Cryoport, Inc. *	371,542	982,176
14,628	Tandem Diabetes Care, Inc. *	707,103	1,660,278
22,212	Zynex, Inc. *	387,855	387,599
	Health Care Supplies - 1.8%
163,898	Sientra, Inc. *	725,607	557,253
	Health Care Technology - 2.0%
10,923	GoodRx Holdings, Inc., Class A *	495,058	607,319
	Pharmaceuticals - 1.6%
23,037	Collegium Pharmaceutical, Inc. *	443,102	479,630
Total Health Care		5,519,009	7,218,465

INDUSTRIALS
	Building Products - 2.3%
12,588	UFP Industries, Inc.	613,282	711,348
	Heavy Electrical Equipment - 2.4%
25,399	TPI Composites, Inc. *	587,438	735,555
	Industrial Machinery - 3.7%
17,499	Kornit Digital Ltd. *	505,017	1,135,160
	Trading Companies & Distributors - 2.0%
78,073	Alta Equipment Group, Inc. *	625,341	611,312
Total Industrials		2,331,078	3,193,375

INFORMATION TECHNOLOGY
	Application Software - 7.3%
11,979	Cerence, Inc. *	678,207	585,414
40,518	SVMK, Inc. *	863,245	895,853
20,356	Upland Software, Inc. *	506,600	767,421
	Communications Equipment - 4.9%
30,620	Calix, Inc. *	658,266	544,424
12,369	InterDigital, Inc.	682,181	705,775
3,317	Lumentum Holdings, Inc. *	189,101	249,206
	Data Processing & Outsourced Services - 2.1%
26,922	Repay Holdings Corp. *	375,300	632,667
	Electronic Components - 1.9%
39,232	Knowles Corp. *	624,836	584,557
	Internet Services & Infrastructure - 4.2%
221,432	Limelight Networks, Inc. *	1,178,546	1,275,448
	Semiconductor Equipment - 6.2%
10,677	ACM Research, Inc., Class A *	602,729	737,781
8,581	Advanced Energy Industries, Inc. *	669,867	540,088
27,035	Kulicke & Soffa Industries, Inc.	617,515	605,584
	Semiconductors - 2.1%
16,445	CEVA, Inc. *	725,557	647,440
	Technology Hardware, Storage & Peripherals - 2.0%
86,923	Immersion Corp. *	864,558	612,807
Total Information Technology		9,236,508	9,384,465

MATERIALS
	Specialty Chemicals - 0.2%
23,536	Amyris, Inc. *	103,446	68,725
Total Materials		103,446	68,725

Total Common Stocks		25,173,966	29,721,402

SHORT-TERM INVESTMENT - 3.5%
Money Market Deposit Account - 3.5%
1,083,793	U.S. Bank N.A., 0.00% ^	1,083,793	1,083,793
Total Money Market Deposit Account		1,083,793	1,083,793

Total Short-Term Investment			1,083,793

Total Investments - 100.6%		$26,257,759	30,805,195
Liabilities in Excess of Other Assets - (0.6)%			(196,212)
TOTAL NET ASSETS - 100.0%			$30,608,983

*	Non Income Producing.
^	The investment will bear interest at a variable rate that is determined based on market conditions and may change daily and by any amount. The rate shown is as of September 30, 2020.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of September 30, 2020:

	Non-Categorized	Level 1	Level 2	Level 3	Total
Common Stocks	$-	$29,721,402	$-	$-	$29,721,402
Short-Term Investments	-	1,083,793		-	1,083,793
Total Investments	$-	$30,805,195	$-	$-	$30,805,195